Deferred Expenses - Summary of Amounts Arising From Insurance Contracts (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of amounts arising from insurance contracts [abstract]
DPAC for insurance contracts and investment contracts with discretionary participation features	€ 8,253	€ 9,974
Deferred cost of reinsurance	141	389
Deferred transaction costs for investment management services	404	442
Deferred expenses	8,799	10,806	€ 10,914
Current	679	884
Non-current	€ 8,120	€ 9,921